Shareholder Report, Line Graph (Details) - USD ($)							10 Months Ended			11 Months Ended		12 Months Ended		22 Months Ended			23 Months Ended		24 Months Ended	34 Months Ended			35 Months Ended		36 Months Ended	46 Months Ended			47 Months Ended		48 Months Ended	58 Months Ended			59 Months Ended		60 Months Ended	70 Months Ended			71 Months Ended		72 Months Ended	82 Months Ended			83 Months Ended		84 Months Ended	94 Months Ended		95 Months Ended		96 Months Ended	106 Months Ended		108 Months Ended	118 Months Ended	120 Months Ended
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PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A with sales charges
Accumulated Value						$ 9,449.75							$ 10,018.23						$ 11,991.85						$ 10,275.66						$ 13,043.01						$ 18,942.40						$ 25,378.09						$ 13,289.71					$ 13,300.44			$ 18,609.89		$ 21,430.87
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C with sales charges
Accumulated Value						10,000.00							10,526.32						12,505.72						10,629.29						13,398.17						19,302.06						25,663.62						13,340.96					13,249.43			18,398.17		21,029.75
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name												Class Z
Accumulated Value						10,000.00							10,646.26						12,777.78						10,963.72						13,956.92						20,328.80						27,290.25						14,331.07					14,376.42			20,170.07		23,276.65
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value						10,000.00							10,634.20						12,763.31						10,951.30						13,941.11						20,305.78						27,270.67						14,337.49					14,394.11			20,192.53		23,325.34
PGIM Jennison Global Infrastructure Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A with sales charges
Accumulated Value						9,450.12							9,697.35						11,069.94						10,505.74						12,818.48						12,186.27						15,237.36						13,830.91					13,430.15			17,174.60		19,618.42
PGIM Jennison Global Infrastructure Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C with sales charges
Accumulated Value						10,000.00							10,188.02						11,552.11						10,880.26						13,165.69						12,423.83						15,417.79						13,889.49					13,390.27			17,002.02		19,268.70
PGIM Jennison Global Infrastructure Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name												Class Z
Accumulated Value						10,000.00							10,295.74						11,789.52						11,216.04						13,717.39						13,092.45						16,420.71						14,954.79					14,570.23			18,685.62		21,410.76
PGIM Jennison Global Infrastructure Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value				$ 10,000.00				$ 11,601.59							$ 11,028.24						$ 13,498.74						$ 12,874.50						$ 16,149.69						$ 14,706.99						$ 14,328.22					$ 18,388.93					$ 21,070.86
PGIM Jennison Global Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A with sales charges
Accumulated Value						9,449.82							9,153.57						12,527.21						12,980.65						14,860.95						23,276.91						32,063.59						18,695.36					22,454.75			31,396.01		35,089.96
PGIM Jennison Global Opportunities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C with sales charges
Accumulated Value						10,000.00							9,611.85						13,059.22						13,427.64						15,236.85						23,664.48						32,333.47						18,692.52					22,264.34			30,866.47		34,203.04
PGIM Jennison Global Opportunities Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name												Class Z
Accumulated Value						9,999.99							9,708.30						13,316.42						13,836.39						15,859.22						24,882.67						34,327.35						20,049.38					24,117.37			33,769.98		37,800.01
PGIM Jennison Global Opportunities Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name												Class R2
Accumulated Value	$ 10,000.01						$ 12,151.54							$ 18,989.81						$ 26,100.68						$ 15,178.80						$ 18,183.05						$ 25,359.56						$ 28,270.18
PGIM Jennison Global Opportunities Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name												Class R4
Accumulated Value	10,000.01						12,180.68							19,091.81						26,300.73						15,338.96						18,416.53						25,749.48						28,774.51
PGIM Jennison Global Opportunities Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value						10,000.01							9,714.84						13,346.02						13,878.34						15,925.23						25,006.35						34,527.99						20,184.57					24,303.59			34,063.24		38,167.58
PGIM Jennison International Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A with sales charges
Accumulated Value						9,449.89							8,922.89						12,344.78						11,420.73						14,091.82						20,307.53						27,801.02						15,918.46					17,334.72			22,291.62		25,355.37
PGIM Jennison International Opportunities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C with sales charges
Accumulated Value						10,000.00							9,365.70						12,866.09						11,808.92						14,440.09						20,649.95						28,050.10						15,928.06					17,205.75			21,948.11		24,754.33
PGIM Jennison International Opportunities Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name												Class R
Accumulated Value			$ 10,000.00								$ 9,001.14						$ 11,061.30						$ 15,879.69						$ 21,662.89						$ 12,355.39						$ 13,406.31						$ 17,172.57						$ 19,461.87
PGIM Jennison International Opportunities Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name												Class Z
Accumulated Value						10,000.00							9,469.70						13,129.66						12,178.66						15,047.84						21,738.30						29,814.05						17,103.15					18,664.91			24,042.54		27,395.22
PGIM Jennison International Opportunities Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name												Class R2
Accumulated Value	10,000.01						13,046.36							18,774.84						25,642.40						14,642.53						15,908.59						20,402.77						23,147.00
PGIM Jennison International Opportunities Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name												Class R4
Accumulated Value	10,000.01						13,079.48							18,860.94						25,834.45						14,788.25						16,107.33						20,714.16						23,557.80
PGIM Jennison International Opportunities Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value					$ 10,000.00				$ 9,433.96							$ 13,089.38						$ 12,145.70						$ 15,026.15						$ 21,718.79						$ 29,809.22						$ 17,107.88					$ 18,681.80					$ 24,075.40		$ 27,455.50
PGIM Quant Solutions International Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A with sales charges
Accumulated Value						9,450.05							9,362.62						11,718.98						10,452.27						11,134.48						10,681.26						13,808.99						10,341.76					11,780.22			15,200.12		20,025.70
PGIM Quant Solutions International Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C with sales charges
Accumulated Value						10,000.00							9,844.25						12,239.03						10,829.32						11,453.83						10,833.53						13,855.17						10,255.11					11,497.21			14,638.36		19,043.65
PGIM Quant Solutions International Equity Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name												Class Z
Accumulated Value						10,000.00							9,956.03						12,490.64						11,168.14						11,956.01						11,524.17						14,964.15						11,250.03					12,879.90			16,692.80		22,081.40
PGIM Quant Solutions International Equity Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value				10,000.00				12,721.52							11,394.58						12,230.11						11,830.82						15,375.74						11,592.67						13,327.74					17,298.88					22,919.77
PGIM Emerging Markets Debt Hard Currency Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A with sales charges
Accumulated Value		$ 9,674.92								$ 9,000.26								$ 10,191.12						$ 10,005.14						$ 10,696.95						$ 7,997.25						$ 8,642.88						$ 10,215.06				$ 11,576.49
PGIM Emerging Markets Debt Hard Currency Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C with sales charges
Accumulated Value		10,000.00								9,241.76								10,387.41						10,122.74						10,740.96						7,967.97						8,546.56						10,039.94				11,290.61
PGIM Emerging Markets Debt Hard Currency Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name												Class Z
Accumulated Value		10,000.00								9,321.11								10,579.79						10,428.30						11,169.30						8,375.18						9,092.56						10,776.77				12,263.82
PGIM Emerging Markets Debt Hard Currency Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value		10,000.00								9,328.40								10,594.71						10,441.91						11,208.39						8,412.77						9,127.94						10,846.31				12,339.64
PGIM Emerging Markets Debt Local Currency Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A with sales charges
Accumulated Value						9,674.42							10,575.09						11,141.41						10,174.21						11,815.98						11,373.31						11,622.15						9,509.12					10,712.61			11,404.06		12,991.03
PGIM Emerging Markets Debt Local Currency Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C with sales charges
Accumulated Value						10,000.00							10,862.32						11,368.03						10,275.98						11,836.08						11,314.28						11,477.50						9,317.02					10,412.80			11,025.50		12,433.22
PGIM Emerging Markets Debt Local Currency Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name												Class Z
Accumulated Value						10,000.00							10,932.95						11,572.90						10,551.24						12,291.77						11,867.66						12,179.43						10,008.20					11,313.84			12,092.50		13,823.01
PGIM Emerging Markets Debt Local Currency Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value						10,000.00							10,957.11						11,595.29						10,594.49						12,332.37						11,933.34						12,255.25						10,077.24					11,375.02			12,192.63		13,946.79
MSCI Emerging Markets Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets Index (ND)
Accumulated Value						10,000							10,926.745417313008						13,816.966679997431						12,087.597464244122						13,520.702979998701						14,636.367386816619						17,118.74475722171						11,807.423094353246					13,082.550640083571			16,394.422365463874		20,970.83293211617
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				10,000		10,000		11,690.636398355882					10,450.908267390418		12,549.458613872537				12,920.702583317365		14,347.317707917156				13,869.88841379935		15,740.513923250817				15,856.914769706695		22,495.39214985417				17,396.70040028718		19,208.578238179933				24,862.313868921134		21,156.867465009054				21,229.667744932092	29,200.089428539548				23,382.952201685926	35,464.227444596494		32,272.466447206276		39,195.704968054124
MSCI ACWI Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Index (ND)
Accumulated Value	10,000					10,000	11,937.811380322859						10,204.77256015599	12,521.31175476287					12,572.590841028092	17,188.956004269177					12,507.524902266096	13,758.492190523695					14,082.38511629999	15,203.386562226027					14,770.708689741074	20,188.700397712546					20,276.874084159725	24,759.976502124122					16,230.142986336952					17,934.606086518415			23,815.50896898974		29,207.994117596798
MSCI ACWI ex USA Index ND [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex USA Index (ND)
Accumulated Value	$ 10,000		$ 10,000	10,000	$ 10,000	10,000	$ 11,544.976621169131	12,340.82079836403	$ 10,430.12001546497		$ 9,101.97014366931		10,022.427125103783	$ 11,243.569690485932	11,323.820512563849	$ 12,895.5809966091	$ 10,127.542446811838		12,391.518082510407	$ 14,578.541597674981	12,599.741714252274	$ 11,832.863226584479	$ 9,863.140743419886		11,370.339861278815	$ 10,973.73410522136	12,270.797827910365	$ 13,166.141253265254	$ 12,788.661570118777		12,651.502670536725	$ 12,298.469699568033	15,910.45739879428	$ 12,822.410264948514	$ 9,626.434214416056		12,321.207450928854	$ 15,290.957979318297	11,976.309688937983	$ 16,625.684420152113	$ 10,788.52543406807		15,975.819094975164	$ 19,102.797842979577	13,422.07496643876	$ 12,514.683922373113	$ 13,413.611050888372		12,025.50952622964	16,687.961130178963	$ 14,025.441070760508		$ 16,757.452384347012	13,477.214147172803	20,848.055976118892	$ 17,438.139483478713	16,756.516886806792	$ 21,785.244179019395	20,933.701804300825
JP Morgan Emerging Markets Bond Index Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												JP Morgan Emerging Markets Bond Index Global Diversified Index
Accumulated Value		$ 10,000								$ 9,556.367199424438								$ 10,927.462507930355						$ 11,034.640568897981						$ 11,521.71489590349						$ 8,734.935107619116						$ 9,465.184585417503						$ 11,184.256847125185				$ 12,611.537468591274
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												JP Morgan Government Bond Index-Emerging Markets Global Diversified Index
Accumulated Value						10,000							11,104.289617837223						11,679.717110886679						10,911.213771033665						12,612.337159042807						12,131.456589624535						12,233.517355565753						9,753.254026891664					11,070.400110716855			12,039.898938185028		13,612.73909668845
S&P Global Infrastructure Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Global Infrastructure Index (ND)
Accumulated Value				$ 10,000		$ 10,000		$ 11,826.40842668157					$ 10,533.796943620406		$ 10,826.3800915897				$ 12,273.154071192486		$ 12,985.649771000126				$ 11,235.34940646855		$ 10,805.251128806398				$ 13,476.18605784527		$ 13,823.35714967108				$ 11,213.422291638077		$ 13,073.127706915491				$ 14,345.53804993509		$ 12,781.44121715782				$ 13,566.968495469951	$ 16,873.311930963126				$ 13,264.263472937115	$ 19,739.5310110806		$ 17,510.70566384193		$ 20,485.196912825806